1933 Act/Rule 485(a)

November 16, 2018

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Virtus Equity Trust
File Nos. 002-16590 and 811-00945
Post-Effective Amendment No. 119

To the Commission Staff:

On behalf of Virtus Equity Trust (the “Trust” or “Registrant”), transmitted herewith for filing under Rule 485(a) under the Securities Act of 1933 and the Investment Company Act of 1940, is Post-Effective Amendment No. 119 to Registrant’s Registration Statement on Form N-1A.

This amendment contains the Prospectus and Statement of Additional Information for the Virtus SGA Global Growth Fund, which is being registered as a new series of the Registrant.

Please contact Ann Flood at (860) 263-4746, or the undersigned at (860) 263-4791 if you have any questions concerning this amendment.

Sincerely,

/s/ Kevin J. Carr

Kevin J. Carr
Senior Vice President,
Chief Legal Officer
Counsel and Secretary
Virtus Mutual Funds

cc:	Ann Flood